Expense Example, No Redemption {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-12 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Leveraged Company Stock Fund-Class A
Expense Example, No Redemption:
1 Year	$ 675
3 Years	887
5 Years	1,116
10 Years	1,773
Fidelity Advisor Leveraged Company Stock Fund-Class M
Expense Example, No Redemption:
1 Year	477
3 Years	745
5 Years	1,033
10 Years	1,852
Fidelity Advisor Leveraged Company Stock Fund-Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	1,924
Fidelity Advisor Leveraged Company Stock Fund-Class I
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	966
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822